Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2014
Computer Hardware and Software | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	2 years
Computer Hardware and Software | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture, Fixtures and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture, Fixtures and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	7 years
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	2 years	[1]
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years	[1]

[1]	Leasehold improvements are depreciated over the lesser of the estimated useful life, remaining lease term, or 10 years.